Business Combinations - Schedule of Fair Value of Merger Consideration (Details) $ / shares in Units, shares in Thousands, $ in Thousands			3 Months Ended	12 Months Ended
	Jan. 10, 2017 USD ($) $ / shares shares	Jan. 10, 2017 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Mar. 31, 2018 shares	Dec. 31, 2015 shares
Business Acquisition [Line Items]
Total merger consideration | $	$ 6,720,454				$ 1,102,763	$ 462,341
Number of shares outstanding (in shares)	39,466	39,466	57,464	57,464	65,464
Fair Value | $	$ 1,010,320	$ 1,010,320	$ 575	$ 575
Class A Common Stock
Business Acquisition [Line Items]
Equity issued as part of merger consideration (in shares)					392,120
Preferred stock
Business Acquisition [Line Items]
Equity issued as part of merger consideration (in shares)					39,466
Number of shares outstanding (in shares)			57,464	57,464	65,464	25,030	65,464	25,030
Series A 8.75%
Business Acquisition [Line Items]
Price per share (in dollars per share) | $ / shares	$ 25.61	$ 25.61
Dividend rate per annum, preferred stock				8.75%
Number of shares outstanding (in shares)	2,467	2,467
Fair Value | $	$ 63,182	$ 63,182
Series B
Business Acquisition [Line Items]
Price per share (in dollars per share) | $ / shares	$ 25.15	$ 25.15
Dividend rate per annum, preferred stock			8.25%	8.25%
Number of shares outstanding (in shares)	13,999	13,999	6,114	6,114
Fair Value | $	$ 352,004	$ 352,004	$ 61	$ 61
Series C 8.875%
Business Acquisition [Line Items]
Price per share (in dollars per share) | $ / shares	$ 25.80	$ 25.80
Dividend rate per annum, preferred stock				8.875%
Number of shares outstanding (in shares)	5,000	5,000
Fair Value | $	$ 128,995	$ 128,995
Series D 8.50%
Business Acquisition [Line Items]
Price per share (in dollars per share) | $ / shares	$ 25.82	$ 25.82
Dividend rate per annum, preferred stock				8.50%
Number of shares outstanding (in shares)	8,000	8,000
Fair Value | $	$ 206,597	$ 206,597
Series E
Business Acquisition [Line Items]
Price per share (in dollars per share) | $ / shares	$ 25.95	$ 25.95
Dividend rate per annum, preferred stock			8.75%	8.75%
Number of shares outstanding (in shares)	10,000	10,000	10,000	10,000
Fair Value | $	$ 259,542	$ 259,542	$ 100	$ 100
Colony | Class A Common Stock
Business Acquisition [Line Items]
Equity issued as part of merger consideration (in shares)	267,376
Price per share (in dollars per share) | $ / shares	$ 21.52	$ 21.52
Fair value of stock issued | $	$ 5,753,929
NSAM
Business Acquisition [Line Items]
Fair value of NRF stock owned by NSAM | $	$ (43,795)
NSAM | NRF
Business Acquisition [Line Items]
Shares of NRF common stock owned by NSAM prior to the Merger (in shares)	2,700	2,700
NRF
Business Acquisition [Line Items]
Closing price of NRF common stock (in dollars per share) | $ / shares	$ 16.13	$ 16.13
Colony Capital, Inc. | Preferred stock
Business Acquisition [Line Items]
Fair value of stock issued | $	$ 1,010,320
NSAM
Business Acquisition [Line Items]
Equity issued as part of merger consideration (in shares)	190,502
Exchange ratio	1.4663
Total merger consideration | $	$ 2,752,095
NSAM | Colony | Class A Common Stock
Business Acquisition [Line Items]
Equity issued as part of merger consideration (in shares)	129,920
Price per share (in dollars per share) | $ / shares	$ 21.52	21.52
Fair value of stock issued | $	$ 2,795,890
NSAM | NSAM
Business Acquisition [Line Items]
Fair value of NRF stock owned by NSAM | $	(43,795)
NSAM | Colony Capital, Inc. | Preferred stock
Business Acquisition [Line Items]
Fair value of stock issued | $	$ 0
NRF
Business Acquisition [Line Items]
Equity issued as part of merger consideration (in shares)	183,297
Exchange ratio	1.3335
Total merger consideration | $	$ 3,968,359
NRF | Colony | Class A Common Stock
Business Acquisition [Line Items]
Equity issued as part of merger consideration (in shares)	137,456
Price per share (in dollars per share) | $ / shares	$ 21.52	$ 21.52
Fair value of stock issued | $	$ 2,958,039
NRF | NSAM
Business Acquisition [Line Items]
Fair value of NRF stock owned by NSAM | $	0
NRF | Colony Capital, Inc. | Preferred stock
Business Acquisition [Line Items]
Fair value of stock issued | $	$ 1,010,320
Colony NorthStar | Class A Common Stock
Business Acquisition [Line Items]
Exchange ratio	1.4663	1.4663		1.4663
Colony NorthStar | Preferred stock
Business Acquisition [Line Items]
Exchange ratio	1
Colony NorthStar | Colony | Class A Common Stock
Business Acquisition [Line Items]
Exchange ratio	1.4663
Colony NorthStar | NSAM | Class A Common Stock
Business Acquisition [Line Items]
Exchange ratio	1.4663
Colony NorthStar | NorthStar Realty Finance Corp. | Class A Common Stock
Business Acquisition [Line Items]
Exchange ratio	1.3335
Colony NorthStar | NRF | Class A Common Stock
Business Acquisition [Line Items]
Exchange ratio	1.0996
Outstanding shares of common stock prior to closing of the Merger | NSAM
Business Acquisition [Line Items]
Equity issued as part of merger consideration (in shares)	190,202
Outstanding shares of common stock prior to closing of the Merger | NRF
Business Acquisition [Line Items]
Equity issued as part of merger consideration (in shares)	183,147
Replacement equity-based awards attributable to pre-combination services | NSAM
Business Acquisition [Line Items]
Equity issued as part of merger consideration (in shares)	300
Replacement equity-based awards attributable to pre-combination services | NRF
Business Acquisition [Line Items]
Equity issued as part of merger consideration (in shares)	150